Supplemental Quarterly Information	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Supplemental Quarterly Information

NOTE 18 — SUPPLEMENTAL QUARTERLY INFORMATION (Unaudited)

Results of operations by quarter for the year ended December 31, 2016 were:

	Quarter Ended
2016	March 31	June 30	Sept 30	Dec 31
	(in thousands)
Total operating revenues	$38,167	$53,823	$54,532	$64,186
Loss from operations (1)(2)	(7,967)	(52,686)	(8,620)	(20,536)
Net loss	$(24,157)	$(70,327)	$(26,567)	$(46,870)

(1)	Includes $1.8 million, $11.6 million, and $2.1 million of impairment expense during the quarters ended March 31, 2016, June 30, 2016, and December 31, 2016, respectively.
(2)	Includes $38.3 million and $16.5 million loss on derivative contracts during the quarters ended June 30, 2016 and December 31, 2016.

Results of operations by quarter for the year ended December 31, 2015 were:

	Quarter Ended
2015	March 31	June 30	Sept 30	Dec 31
	(in thousands)
Total operating revenues	$60,542	$71,755	$61,344	$48,325
Income (loss) from operations (3)(4)(5)	(95,077)	(23,881)	110,069	(60,592)
Net income (loss)	$(109,211)	$(39,509)	$93,079	$(76,152)

(3)	Includes $66.4 million gain on sale of asset during the quarter ended September 30, 2015.
(4)	Includes $73.1 million, $8.9 million, and $90.5 million of impairment expense during the quarters ended March 31, 2015, September 30, 2015, and December 31, 2015, respectively.
(5)	Includes $72.0 million gain on derivative contracts during the quarter ended September 30, 2015.